Capital and reserves (Tables)	12 Months Ended
Jun. 30, 2023
Capital and reserves
Schedule of analysis of the Company's issued shares including treasury shares reserved for the share incentive plan

	As at June 30, 2022		As at June 30, 2023
	Number of		Number of
	shares	Share capital	shares	Share capital
		RMB’000		RMB’000
Class A ordinary shares	897,275,873	69	—	—
Class B ordinary shares	328,290,482	23	—	—
Ordinary shares	—	—	1,263,689,685	95
	1,225,566,355	92	1,263,689,685	95

Schedule of the Company repurchased ordinary shares under the 2021 and 2022 share repurchase programs

During the year ended June 30, 2023, the Company repurchased ordinary shares under the 2021 and 2022 share repurchase programs as follows, and the cost of the Company’s shares held by the Group was recorded in treasury shares:

	Shares repurchased on the New York Stock Exchange				Shares repurchased on the Hong Kong Stock Exchange
	Number of	Highest	Lowest		Number of	Highest	Lowest
	shares	price paid	price paid	Aggregate	shares	price paid	price paid	Aggregate
Month	repurchased	per share	per share	price paid	repurchased	per share	per share	price paid
		USD	USD	USD’000		HKD	HKD	HKD’000
July 2022	40,000	1.94	1.94	78	—	—	—	—
September 2022	36,360	1.39	1.39	51	—	—	—	—
October 2022	2,921,668	1.39	1.12	3,692	166,000	10.38	9.98	1,696
November 2022	375,200	1.50	1.40	549	—	—	—	—

Total	3,373,228			4,370	166,000			1,696

Equivalent to RMB’000				31,175				1,536